ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accrued compensation and benefits	$ 6,835	$ 7,978
Due to affiliates	7,315	15,043
Revenue share payable	3,841	6,472
Accrued interest	1,294	558
Professional fees	1,366	1,527
Deferred rent	2,506	2,833
Deferred tax liabilities	92	202
Performance fee compensation	111	985
Accounts payable and other accrued expenses	1,535	1,657
Total accounts payable, accrued expenses and other liabilities	25,130	37,255
Consolidated Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Liabilities of consolidated fund	$ 235	$ 0